Business combinations and divestures - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Business combination, consideration allocated to goodwill		€ 4,555.6		€ 4,629.1
Medical Applications and Swiss Optic Business
Business Acquisition [Line Items]
Proceeds from disposals			€ 339.4
Pre-tax gain, disposal group		€ 213.7
Berliner Glas
Business Acquisition [Line Items]
Percentage acquired	100.00%
Business combination, consideration transferred	€ 257.1
Business combination, consideration allocated to goodwill	87.9
Business combination, assets recognized	312.1
Business combination, liabilities recognized	€ 142.9